UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL   60606


Form 13F File Number: 028-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              99

Form 13F Information Table Value Total:  $    2,674,932
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ------------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ------------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AEROPOSTALE                      COM                 007865108      123     5000 SH                  SOLE        5000      0    0
AEROPOSTALE                      COM                 007865908      123     5000 SH  CALL            SOLE        5000      0    0
AIRGAS  INC                      COM                 009363102   252713  4046000 SH                  SOLE     4046000      0    0
AIRGAS  INC                      COM                 009363902    31374   502300 SH  CALL            SOLE      502300      0    0
AIRGAS  INC                      COM                 009363952   252963  4050000 SH  PUT             SOLE     4050000      0    0
AIRTRAN  HLDGS  INC              COM                 00949P108    49144  6650000 SH                  SOLE     6650000      0    0
ALBERTO  CULVER  CO              COM                 013078950      741    20000 SH  PUT             SOLE       20000      0    0
ALBERTO  CULVER  CO              COM                 013078100    11853   320000 SH                  SOLE      320000      0    0
ALCON  INC                       COM  SHS            H01301102   281947  1725500 SH                  SOLE     1725500      0    0
ANADARKO  PETE  CORP             COM                 032511957      305     4000 SH  PUT             SOLE        4000      0    0
ATLAS  ENERGY  INC               COM                 049298102    15585   354442 SH                  SOLE      354442      0    0
ATP  OIL  &  GAS  CORP           COM                 00208J108     3399   203075 SH                  SOLE      203075      0    0
ATP  OIL  &  GAS  CORP           COM                 00208J908     3348   200000 SH  CALL            SOLE      200000      0    0
ATP  OIL  &  GAS  CORP           COM                 00208J958     2009   120000 SH  PUT             SOLE      120000      0    0
BALDOR  ELEC  CO                 COM                 057741100    18912   300000 SH                  SOLE      300000      0    0
BANK  OF  AMERICA  CORPORATION   COM                 060505904    15967  1196900 SH  CALL            SOLE     1196900      0    0
BANK  OF  AMERICA  CORPORATION   COM                 060505954      534    40000 SH  PUT             SOLE       40000      0    0
BECKMAN  COULTER  INC            COM                 075811959    13052   173500 SH  PUT             SOLE      173500      0    0
BECKMAN  COULTER  INC            COM                 075811109    45740   608000 SH                  SOLE      608000      0    0
BJS  WHOLESALE  CLUB  INC        COM                 05548J956     7185   150000 SH  PUT             SOLE      150000      0    0
BJS  WHOLESALE  CLUB  INC        COM                 05548J106     2970    62000 SH                  SOLE       62000      0    0
BP  PLC                          COM                 055622904      782    17700 SH  CALL            SOLE       17700      0    0
BUCYRUS  INTL  INC               COM                 118759909    21277   238000 SH  CALL            SOLE      238000      0    0
BUCYRUS  INTL  INC               COM                 118759109    96552  1080000 SH                  SOLE     1080000      0    0
CELSIUS  HOLDINGS  INC           COM  NEW            15118V207       74   175000 SH                  SOLE      175000      0    0
CITIGROUP  INC                   COM                 172967101     3311   700000 SH                  SOLE      700000      0    0
CNA  SURETY  CORP                COM                 12612L108    11840   500000 SH                  SOLE      500000      0    0
COMMSCOPE  INC                   COM                 203372107    96782  3100000 SH                  SOLE     3100000      0    0
COMPELLENT  TECHNOLOGIES  INC    COM                 20452A108      706    25600 SH                  SOLE       25600      0    0
CRUCELL  N  V                    SPONSORED  ADR      228769105    18378   582400 SH                  SOLE      582400      0    0
DEL  MONTE  FOODS  CO            COM                 24522P103    27824  1480000 SH                  SOLE     1480000      0    0
DIONEX  CORP                     COM                 254546104     2360    20000 SH                  SOLE       20000      0    0
DIRECTV                          COM                 25490A901     3194    80000 SH  CALL            SOLE       80000      0    0
DIREXION  SHS  ETF  TR           DLY  LRG  CAP  BEAR 25459W854      767    87500 SH                  SOLE       87500      0    0
EMERGENCY  MEDICAL  SVCS  CORP   CL  A               29100P102    13568   210005 SH                  SOLE      210005      0    0
EURAND  N  V                     SHS                 N31010106     1183   100000 SH                  SOLE      100000      0    0
EXCO  RESOURCES  INC             COM                 269279402      194    10000 SH                  SOLE       10000      0    0
EXCO  RESOURCES  INC             COM                 269279902     2330   120000 SH  CALL            SOLE      120000      0    0
FIDELITY  NATL  INFORMATION  SV  COM                 31620M106     5478   200000 SH                  SOLE      200000      0    0
FIRST  MIDWEST  BANCORP          COM                 320867104      119    10350 SH                  SOLE       10350      0    0
FX  ENERGY  INC                  COM                 302695101      615   100000 SH                  SOLE      100000      0    0
GAIN  CAP  HLDGS  INC            COM                 36268W100     2300   250000 SH                  SOLE      250000      0    0
GAP  INC  DEL                    COM                 364760108     1771    80000 SH                  SOLE       80000      0    0
GAP  INC  DEL                    COM                 364760958     2657   120000 SH  PUT             SOLE      120000      0    0
GASTAR  EXPL  LTD                COM  NEW            367299203      645   150000 SH                  SOLE      150000      0    0
GENZYME  CORP                    COM                 372917954    70410   988900 SH  PUT             SOLE      988900      0    0
GENZYME  CORP                    COM                 372917904    14240   200000 SH  CALL            SOLE      200000      0    0
GENZYME  CORP                    COM                 372917104    94340  1325000 SH                  SOLE     1325000      0    0
GOLDCORP  INC                    COM                 380956409    32426   703597 SH                  SOLE      703597      0    0
GOLDMAN  SACHS  GROUP  INC       COM                 38141G104    11760    69933 SH                  SOLE       69933      0    0
GOLDMAN  SACHS  GROUP  INC       COM                 38141G904    28167   167500 SH  CALL            SOLE      167500      0    0
GRACE  W  R  &  CO  DEL  NEW     COM                 38388F108     4743   135000 SH                  SOLE      135000      0    0
HARBIN  ELECTRIC  INC            COM                 41145W109    18788  1082901 SH                  SOLE     1082901      0    0
HARBIN  ELECTRIC  INC            COM                 41145W959    15938   918600 SH  PUT             SOLE      918600      0    0
HEARTWARE  INTL  INC             NOTE 3.500% 12/1    422368AA8    16004    14500 PRN                 SOLE       14500      0    0
HEARTWARE  INTL  INC             COM                 422368100    15062   172000 SH                  SOLE      172000      0    0
HYPERCOM  CORP                   COM                 44913M105    10463  1250000 SH                  SOLE     1250000      0    0
IVANHOE  MINES  LTD              COM                 46579N103      401    17500 SH                  SOLE       17500      0    0
J  CREW  GROUP  INC              COM                 46612H402     8732   202400 SH                  SOLE      202400      0    0
JO-ANN  STORES  INC              COM                 47758P307     2971    49341 SH                  SOLE       49341      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ------------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ------------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
JPMORGAN  CHASE  &  CO           COM                 46625H950    73790  1739500 SH  PUT             SOLE     1739500      0    0
JPMORGAN  CHASE  &  CO           COM                 46625H900    51371  1211000 SH  CALL            SOLE     1211000      0    0
JPMORGAN  CHASE  &  CO           COM                 46625H100    62330  1469355 SH                  SOLE     1469355      0    0
KEMET  CORP                      COM  NEW            488360207     2187   150000 SH                  SOLE      150000      0    0
KING  PHARMACEUTICALS  INC       COM                 495582108    53390  3800000 SH                  SOLE     3800000      0    0
LEAP  WIRELESS  INTL  INC        COM                 521863958    39968  3260000 SH  PUT             SOLE     3260000      0    0
LEAP  WIRELESS  INTL  INC        COM  NEW            521863308    39926  3256600 SH                  SOLE     3256600      0    0
LIBERTY  MEDIA  CORP             LIB  STAR  COM  A   53071M708    12699   191024 SH                  SOLE      191024      0    0
LORAL  SPACE  &  COMMUNICATNS  I COM                 543881106    35239   460636 SH                  SOLE      460636      0    0
MARSHALL  &  ILSLEY  CORP        COM                 571837103     8792  1270500 SH                  SOLE     1270500      0    0
MASSEY  ENERGY  COMPANY          COM                 576206106    28703   535000 SH                  SOLE      535000      0    0
MASSEY  ENERGY  COMPANY          COM                 576206956    29239   545000 SH  PUT             SOLE      545000      0    0
MCAFEE  INC                      COM                 579064906    12523   270600 SH  CALL            SOLE      270600      0    0
MEAD  JOHNSON  NUTRITION  CO     COM                 582839106     1245    20000 SH                  SOLE       20000      0    0
NOVARTIS  A  G                   COM                 66987V959    41265   700000 SH  PUT             SOLE      700000      0    0
NOVARTIS  A  G                   COM                 66987V909    78404  1330000 SH  CALL            SOLE     1330000      0    0
NOVELL  INC                      COM                 670006105     4736   800000 SH                  SOLE      800000      0    0
PENN  VA  CORP                   COM                 707882106      505    30000 SH                  SOLE       30000      0    0
POTASH  CORP  SASK  INC          COM                 73755L957    12386    80000 SH  PUT             SOLE       80000      0    0
QUICKSILVER  RESOURCES  INC      COM                 74837R104      295    20000 SH                  SOLE       20000      0    0
SARA  LEE  CORP                  COM                 803111103     1751   100000 SH                  SOLE      100000      0    0
SEAGATE  TECHNOLOGY  PLC         SHS                 G7945M107     2104   140000 SH                  SOLE      140000      0    0
SEAGATE  TECHNOLOGY  PLC         COM                 G7945M957     2255   150000 SH  PUT             SOLE      150000      0    0
SELECT  SECTOR  SPDR  TR         COM                 81369Y905     1595   100000 SH  CALL            SOLE      100000      0    0
SERVICE  CORP  INTL              COM                 817565104     1238   150000 SH                  SOLE      150000      0    0
SIX  FLAGS  ENTMT  CORP          COM                 83001A102   113941  2094517 SH                  SOLE     2094517      0    0
SOUTHWEST  AIRLS  CO             COM                 844741908     6490   500000 SH  CALL            SOLE      500000      0    0
SOUTHWEST  AIRLS  CO             COM                 844741958     6490   500000 SH  PUT             SOLE      500000      0    0
SPDR  S&P  500  ETF  TR          COM                 78462F953   125750  1000000 SH  PUT             SOLE     1000000      0    0
SPDR  S&P  500  ETF  TR          COM                 78462F903    46528   370000 SH  CALL            SOLE      370000      0    0
SYNIVERSE  HLDGS  INC            COM                 87163F106    43807  1420000 SH                  SOLE     1420000      0    0
TALBOTS  INC                     COM                 874161102      554    65000 SH                  SOLE       65000      0    0
TALBOTS  INC                     *W  EXP  04/09/201  874161110     1992  1520600 SH                  SOLE     1520600      0    0
TALECRIS  BIOTHERAPEUTICS  HLD   COM                 874227101    16310   700000 SH                  SOLE      700000      0    0
TENET  HEALTHCARE  CORP          COM                 88033G100     2676   400000 SH                  SOLE      400000      0    0
TWO  HBRS  INVT  CORP            COM                 90187B101      343    35000 SH                  SOLE       35000      0    0
VERIGY  LTD                      SHS                 Y93691106    29165  2240000 SH                  SOLE     2240000      0    0
VERIGY  LTD                      COM                 Y93691956    12639   970700 SH  PUT             SOLE      970700      0    0
VERIGY  LTD                      COM                 Y93691906     1172    90000 SH  CALL            SOLE       90000      0    0